Income Taxes (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Statutory federal income tax rate			21.00%		21.00%
California income tax rate			10.84%
Income tax expense (benefit)	$ 95	$ (176)	$ (300)	$ (262)	$ (345)	$ 56
Merger related expenses	556
Income tax benefit adjustment			(273)
Low-income housing tax credits	29	$ 50	$ 87	$ 149
Cumulative losses lookback period			2 years
Valuation allowance	0		$ 0		$ 0	$ 0
Net deferred tax assets	$ 5,300		$ 5,300